Capital commitments and contingent liabilities	9 Months Ended
Sep. 30, 2022
Capital commitments and contingent liabilities.
Capital commitments and contingent liabilities

28.Capital commitments and contingent liabilities

28.1Capital commitments

The Group was committed to the purchase of property, plant and equipment of approximately $287.4 million at September 30, 2022 (December 31, 2021: $206.7 million).

28.2Contingent liabilities

The Group has contingent liabilities in respect of legal claims arising in the ordinary course of business. The Group reviews these matters in consultation with internal and external legal counsel to make a determination on a case-by-case basis whether a loss from each of these matters is probable, possible or remote.

The Group’s contingent liabilities in respect of litigations and claims amounted to $4.2 million at the end of the reporting period (December 31, 2021: $2.0 million).

Based on legal advice received, claims against the Group are not considered probable, thus no provisions have been made in these financial statements.